INVESTMENT AND OTHER REVENUE	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
INVESTMENT AND OTHER REVENUE	COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Base rent	$702	$776	$1,451	$1,620
Straight-line rent	9	(10)	10	(16)
Lease termination	(18)	4	2	38
Other lease income(1)	126	138	256	281
Other revenue from tenants(2)	219	235	440	484
Total commercial property revenue	$1,038	$1,143	$2,159	$2,407
(1)Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.
(2)Consists of the recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Investment income	$66	$131	$80	$145
Fee revenue	110	90	193	186
Dividend income	32	14	72	33
Interest income and other	29	12	58	33
Total investment and other revenue	$237	$247	$403	$397